As filed with the Securities and Exchange Commission on March 4, 2004
                                     Investment Company Act file number 811-4922

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   California Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 12/31

Date of reporting period: 12/31/03

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------
CALIFORNIA
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================

Dear Shareholder:

We are pleased to present the annual report of California Daily Tax Free Income Fund, Inc. for the year ended December 31, 2003.

The Fund had net assets of $214,197,517 and 487 active shareholders as of December 31, 2003.

Effective April 1, 2004, the Fund's portfolio holdings will be available periodically on our website at http://www.money-funds.com/portfolioholdings or toll free at (800) 433-1918. The schedule of portfolio holdings will be delayed at least [5] days after the date the schedule is available. The Fund may terminate or modify this policy at any time without further notice to shareholders.

We thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,

\s\Steven W. Duff
Steven W. Duff
President
--------------------------------------------------------------------------------

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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 2003
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 -----------------
    Face                                                                          Maturity           Value                Standard
   Amount                                                                           Date    Yield   (Note 1)     Moody's  & Poor's
   ------                                                                           ----    -----    ------      -------  --------
Put Bonds (b) (11.41%)
-----------------------------------------------------------------------------------------------------------------------------------
$5,000,000 Houston, TX Independent School District (Limited Tax Schoolhouse)      06/03/04  1.08%   $ 4,999,372    VMIG-1     A1+
 2,995,000 Los Angeles, CA Convention & Exhibition Center Authority
           Lease RB - Series B-1
           Insured by AMBAC Indemnity Corp.                                       06/16/04  0.97      2,995,000    VMIG-1     A1+
 3,000,000 Metropolitan Government of Nashville & Davidson Counties, TN
           (Vanderbilt University) - Series 1985A                                 01/15/04  1.15      3,000,000    VMIG-1     A1+
 5,000,000 Plaquemines, LA Port & Harbor (Chevron Pipe Line Co.) (c)              09/01/04  1.12      4,996,009
   940,000 Pooled Puttable Floating Option Tax Exempts Receipts - Series PPT-33
           LOC Merrill Lynch & Company, Inc.                                      06/17/04  0.95        938,440               A1+
 4,000,000 Puerto Rico PFC P-Floats PA 843
           Insured by FSA                                                         01/08/04  1.20      4,000,000               A1+
 3,500,000 Richardson Independent School District
           (Unlimited Tax School Building Bond)                                   04/01/04  1.35      3,500,000    VMIG-1     A1+
----------                                                                                          -----------
24,435,000 Total Put Bonds                                                                           24,428,821
----------                                                                                          -----------
Tax Exempt Commercial Paper (11.20%)
-----------------------------------------------------------------------------------------------------------------------------------
$5,000,000 Los Angeles County, CA MTA (2nd Sales Revenue Notes) - Series A
           LOC Bayerische Landesbank/Landesbank Baden Wurtemburg/
           Westdeutsche Landesbank                                                01/14/04  1.05%   $ 5,000,000     P1        A1+
 4,000,000 Maryland HEFA (John Hopkins University) - Series A                     01/09/04  1.05      4,000,000     P1        A1+
 5,000,000 Port of Oakland, CA - Series E
           LOC Bank of America/Morgan Guaranty Trust Company                      01/12/04  1.00      5,000,000     P1        A1+
 4,000,000 Regents of The University of California - Series A                     01/09/04  1.00      4,000,000     P1        A1+
 3,000,000 Regents of The University of California - Series A                     01/12/04  1.05      3,000,000     P1        A1+
 3,000,000 Sacramento Municipal Utilities - Series I
           LOC Bayerische Landesbank/Morgan Guaranty Trust Company/
           Westdeutsche Landesbank                                                01/12/04  1.00      3,000,000               A1+
----------                                                                                          -----------
24,000,000 Total Tax Exempt Commercial Paper                                                         24,000,000
----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (14.13%)
-----------------------------------------------------------------------------------------------------------------------------------
$5,000,000 California ABN AMRO MuniTOPS Certificates Trust
           (Sequioa Union Single Asset) - Series 2003-2
           Insured by MBIA Insurance Corp.                                        04/01/04  1.19%   $ 5,000,000    VMIG-1
 6,695,000 Ceres, CA UFSD TRAN                                                    06/30/04  0.94      6,713,360              SP-1+
 5,000,000 Desert Sands, CA UFSD                                                  06/30/04  0.92      5,014,207              SP-1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity             Value                Standard
   Amount                                                                           Date    Yield     (Note 1)     Moody's  & Poor's
   ------                                                                           ----    -----      ------      -------  --------
Tax Exempt General Obligation Notes & Bonds (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$6,000,000 Los Altos, CA School District TRAN                                     06/30/04  0.91%   $ 6,017,346              SP-1+
 2,000,000 Los Angeles County, CA UFSD TRAN - Series A                            07/01/04  0.94      2,010,493     MIG-1    SP-1+
 2,500,000 Puerto Rico Commonwealth Infrastructure Financing Authority            06/16/04  1.00      2,500,000               A1+
 3,000,000 Ventura County, CA TRAN - Series 2003-04                               07/01/04  0.90      3,008,861     MIG-1    SP-1+
----------                                                                                          -----------
30,195,000 Total Tax Exempt General Obligation Notes & Bonds                                         30,264,267
----------                                                                                          -----------
Variable Rate Demand Instruments (d) (60.26%)
-----------------------------------------------------------------------------------------------------------------------------------
$4,600,000 California Association for Bay Area Government Nonprofit Corp.
           (Episcopal Homes Foundation Project)
           LOC Wells Fargo Bank, N.A.                                             02/01/25  1.28%   $ 4,600,000               A1+
 3,475,000 California Department of Water Resources Power Supply Revenue
           Floating Trust Receipts - Series L12
           Insured by FSA                                                         05/01/11  1.30      3,475,000    VMIG-1
 1,200,000 California HFFA HRB
           (Adventist Health System/West Project) - Series 1998B
           Insured by MBIA Insurance Corp.                                        09/01/28  1.27      1,200,000    VMIG-1     A1+
 3,540,000 California Infrastructure & EDRB (San Francisco Ballet Association)
           LOC Allied Irish Bank                                                  07/01/32  1.25      3,540,000    VMIG-1
 5,400,000 California PCFA (Exxon Project) - Series 1989                          12/01/12  1.10      5,400,000     P1        A1+
 2,300,000 California PCFA PCRB (Homestake Mining Company) - Series 1984A
           LOC Bank of Nova Scotia                                                05/01/04  1.03      2,300,000     P1
 3,300,000 California PCFA PCRB (Homestake Mining Company) - Series 1984B
           LOC Bank of Nova Scotia                                                05/01/04  1.03      3,300,000     P1
 6,300,000 California State Department of Water Resources
           Power Supply RB - Series B-6
           LOC State Street Bank & Trust Company                                  05/01/22  1.27      6,300,000    VMIG-1     A1+
 1,700,000 California Statewide Communities Development Authority
           Solid Waste Facilities RB (Chevron USA) - Series 1994                  12/15/24  1.29      1,700,000     P1
 1,515,000 California Statewide Communities Development Authority PCRB
           (Chevron USA)                                                          05/15/24  1.25      1,515,000     P1        A1+
 1,000,000 California Statewide Communities Development Authority
           (John Muir/Mount Diablo Health)
           Insured by AMBAC Indemnity Corp.                                       08/15/27  1.14      1,000,000    VMIG-1     A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2003
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                          Maturity             Value               Standard
   Amount                                                                           Date    Yield     (Note 1)    Moody's  & Poor's
   ------                                                                           ----    -----      ------     -------  --------
Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$4,775,000 California Statewide Communities Development Authority RB
           (Japanese American Museum) - Series A
           LOC Allied Irish Bank                                                  08/01/30  1.25%   $ 4,775,000               A1
 1,220,000 Carlsbad, CA MHRB (La Costa Apartments Project) - Series A
           Guaranteed by Federal Home Loan Mortgage Corporation                   06/01/16  1.20      1,220,000   VMIG-1
 1,300,000 Colton, CA Redevelopment Agency 1985 Issue - Series A
           Guaranteed by Federal Home Loan Bank                                   05/01/10  1.15      1,300,000               A1+
 1,300,000 Golden Empire Schools Finance Authority (Kern High School District)
           LOC Bank of New York                                                   12/01/24  1.05      1,300,000               A1+
 3,600,000 Golden Empire Schools Finance Authority (Kern High School District)
           LOC Bank of New York/California State Teachers Retirement System       08/01/31  1.12      3,600,000               A1+
 3,000,000 Hayward, CA MHRB (Barrington Hills) - Series A
           Collateralized by Federal National Mortgage Association                06/15/25  1.15      3,000,000               A1+
 2,405,000 Irvine, CA Improvement Bond Act 1915 Assessment District #87-8
           LOC KBC Bank                                                           09/02/24  1.27      2,405,000   VMIG-1      A1
 1,290,000 Irvine, CA Public Facilities & Infrastructure Authority
           (Lease Capital Improvement Project)
           LOC Bayerische Hypovereinsbank, A.G.                                   11/01/10  1.30      1,290,000   VMIG-1      A1+
 1,500,000 Irvine, CA Ranch Water District
           (1986 Capital Improvement Project) - Series C
           LOC Landesbank Baden Wurtemburg                                        08/01/16  1.26      1,500,000    P1
 1,600,000 Irvine, CA UFSD Community Facilities District #01-01
           LOC Bank of New York/California State Teachers Retirement System       09/01/38  1.27      1,600,000   VMIG-1
 5,800,000 Los Angeles, CA
           (Department of Water And Power System) - Subseries A-6                 07/01/35  1.20      5,800,000   VMIG-1      A1+
 1,700,000 Los Angeles, CA Housing Authority MHRB
           (Malibu Meadows Project) - Series 1998B
           Collateralized by Federal National Mortgage Association                04/15/28  1.25      1,700,000               A1+
   715,000 Los Angeles, CA IDRB
           (Cereal Food Processors, Inc. Project) - Series 1995
           LOC Commerce Bank                                                      12/01/05  1.23        715,000               A1
 1,400,000 Los Angeles, CA MHRB
           Guaranteed by Federal Home Loan Bank                                   12/01/10  1.15      1,400,000               A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity          Value                Standard
   Amount                                                                              Date    Yield  (Note 1)     Moody's  & Poor's
   ------                                                                              ----    -----  ------       -------  --------
Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$2,750,000 Massachusetts State GO (Central Artery) - Series A                        12/01/30  1.30%  $ 2,750,000  VMIG-1    A1+
 1,200,000 Metropolitan Water District of Southern California
           Waterworks RB - Series B                                                  07/01/35  1.27     1,200,000  VMIG-1    A1+
 2,500,000 M-S-R Public Power Agency, CA (San Juan Project) - Series D
           Insured by MBIA Insurance Corp.                                           07/01/18  1.25     2,500,000  VMIG-1    A1+
 4,500,000 Newport Beach, CA Health Facilities RB
           (Hoag Memorial Hospital) - Series 1992                                    10/01/22  1.18     4,500,000  VMIG-1    A1+
 3,000,000 Northern California Power Agency RB (Hydroelectric Project #1) - Series B
           Insured by MBIA Insurance Corp.                                           07/01/23  1.10     3,000,000            A1+
 4,000,000 Orange County, CA Apartment Development RB Issue G 1998 - Series 2
           Collateralized by Federal National Mortgage Association                   11/15/28  1.25     4,000,000            A1+
 1,200,000 Orange County, CA Apartments Development RB
           (Niguel Summit 1) - Series A
           Guaranteed by Federal Home Loan Mortgage Corporation                      11/01/09  1.23     1,200,000  VMIG-1
 4,700,000 Orange County, CA Improvement Bond Act 1915 Assessment
           District #01-1 Series A
           LOC KBC Bank                                                              09/02/33  1.27     4,700,000  VMIG-1
   545,000 Orange County, CA Sanitation District COPs                                08/01/29  1.27       545,000  VMIG-1    A1+
 3,300,000 Orange County, CA Sanitation District COPs - Series 1-3, 5-7, & 11
           Insured by AMBAC Indemnity Corp.                                          08/01/13  1.20     3,300,000  VMIG-1    A1+
 7,000,000 Rancho, CA Water District Finance Authority - Series B
           Insured by FGIC                                                           08/01/31  1.07     7,000,000  VMIG-1
 2,500,000 Riverside County, CA Public Facility COPs - Series B
           LOC State Street Bank & Trust Company                                     12/01/15  1.10     2,500,000  VMIG-1
 5,870,000 Sacramento County, CA Sanitation District Finance Authority
           (Sacramento Regional) - Series C
           LOC Credit Agricole                                                       12/01/30  1.10     5,870,000  VMIG-1    A1+
 3,300,000 San Bernadino County, CA COPs
           (County Center Refinancing Project) - Series 1996
           LOC BNP Paribas                                                           07/01/15  1.07     3,300,000  VMIG-1    A1+
 3,000,000 San Diego, CA COPs (San Diego Museum of Art)
           LOC Allied Irish Bank                                                     09/01/30  1.35     3,000,000  VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2003
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
     Face                                                                         Maturity             Value                Standard
    Amount                                                                          Date    Yield     (Note 1)     Moody's  & Poor's
    ------                                                                          ----    -----      ------      -------  --------
Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,300,000 San Francisco, CA (Filmore Center A-1)
            LOC Credit Suisse First Boston                                        12/01/17  1.11%    $  5,300,000            A1+
  1,675,000 Santa Clara County, CA MHRB
            (Grove Garden Apartments) - Series 1997A
            Collateralized By Federal National Mortgage Association               02/15/27  1.25        1,675,000            A1+
  2,000,000 Southern California Public Power Authority
            (Southern Transmission Project) - Series 2000A
            Insured by FSA                                                        07/01/23  1.10        2,000,000  VMIG-1    A1+
  3,000,000 State of California GO RB
            Insured by FGIC                                                       09/01/21  1.26        3,000,000            A1+
  1,800,000 Vallejo, CA Housing Authority MHRB - Series C
            LOC Bank of America                                                   01/01/08  1.18        1,800,000  VMIG-1
-----------                                                                                          ------------
129,075,000 Total Variable Rate Demand Instruments                                                    129,075,000
-----------                                                                                          ------------
Variable Rate Demand Instruments - Private Placements (d) (1.35%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,945,000 Redevelopment Agency of the City of Morgan Hill
            (Kent Trust Project) - Series 1984B
            LOC Comerica Bank                                                     12/01/14  2.00%    $  1,945,000   P1       A1
    950,000 Redevelopment Agency of the City of Morgan Hill
            (Nob Hill Venture Investments) - Series 1984
            LOC Wells Fargo Bank, N.A.                                            12/01/09  2.00          950,000   P1       A1+
-----------                                                                                          ------------
  2,895,000 Total Variable Rate Demand Instruments - Private Placements                                 2,895,000
-----------                                                                                          ------------
            Total Investments (98.35%) (cost $210,663,088+)                                           210,663,088
            Cash and other assets, net of liabilities (1.65%)                                           3,534,429
                                                                                                     ------------
            Net Assets (100.00%)                                                                     $214,197,517
                                                                                                     ============
            Net Asset Value, offering and redemption price per share:
            Class A shares,  163,935,611 shares outstanding (Note 3)                                 $       1.00
                                                                                                     ============
            Class B shares,   15,550,181 shares outstanding (Note 3)                                 $       1.00
                                                                                                     ============
            Liquidity shares, 35,052,148 shares outstanding (Note 3)                                 $       1.00
                                                                                                     ============

               +     Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
================================================================================
FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     COPs     =   Certificates of Participation               MHRB     =   Multi-Family Housing Revenue Bond
     EDRB     =   Economic Development Revenue Bond           MTA      =   Metropolitan Transit Authority
     FGIC     =   Financial Guaranty Insurance Company        PFC      =   Public Finance Corporation
     FSA      =   Financial Security Assurance                PCFA     =   Pollution Control Finance Authority
     GO       =   General Obligation                          PCRB     =   Pollution Control Revenue Bond
     HEFA     =   Health and Education Facilities Authority   RB       =   Revenue Bond
     HFFA     =   Health Facility Finance Authority           TOPS     =   Tender Option Puts
     HRB      =   Hospital Revenue Bond                       TRAN     =   Tax and Revenue Anticipation Note
     IDRB     =   Industrial Development Revenue Bond         UFSD     =   Unified School District
     LOC      =   Letter of Credit

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
================================================================================

INVESTMENT INCOME

Income:
 Interest.......................................................................      $         2,473,790
                                                                                       ------------------
Expenses: (Note 2)
 Investment management fee......................................................                  719,565
 Administration fee.............................................................                  503,696
 Distribution fee (Liquidity shares)............................................                  198,719
 Shareholder servicing fee (Class A)............................................                  350,465
 Shareholder servicing fee (Liquidity shares)...................................                  110,399
 Custodian expenses.............................................................                   18,294
 Shareholder servicing and related shareholder expenses+........................                  154,361
 Legal, compliance and filing fees..............................................                   97,238
 Audit and accounting...........................................................                  129,104
 Directors' fees................................................................                   10,958
 Other..........................................................................                    8,489
                                                                                       ------------------
   Total expenses...............................................................                2,301,288
   Less: Expenses paid indirectly (Note 2)......................................      (             1,634)
         Fees waived (Note 2)...................................................      (           326,705)
                                                                                       ------------------
   Net expenses.................................................................                1,972,949
                                                                                       ------------------
Net investment income...........................................................                  500,841

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................                   45,436
                                                                                       ------------------
Increase in net assets from operations..........................................      $           546,277
                                                                                       ==================


+ Include class specific transfer agency expenses of $113,900 and $6,139 for Class A and Class B shares, respectively.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                             2003                         2002
                                                                       ---------------             ----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income...........................................   $        500,841            $       1,220,569
   Net realized gain (loss) on investments.........................             45,436                        6,254
                                                                       ---------------             ----------------

Increase in net assets from operations.............................            546,277                    1,226,823

Dividends to shareholders from net investment income:
   Class A.........................................................   (        298,225)*          (         975,614)*
   Class B.........................................................   (         78,423)*          (         186,598)*
   Liquidity shares................................................   (         76,554)*          (          19,857)*
Capital share transactions (Note 3):
   Class A.........................................................          1,704,331            (      23,175,911)
   Class B.........................................................   (      9,273,642)                   5,048,645
   Liquidity shares................................................   (     14,861,181)                  49,913,329
                                                                       ---------------             ----------------
   Total (decrease) increase.......................................   (     22,337,417)                  31,830,817
Net assets:
   Beginning of year...............................................        236,534,934                  204,704,117
                                                                       ---------------             ----------------
   End of year.....................................................   $    214,197,517            $     236,534,934
                                                                       ===============             ================
   Undistributed net investment income.............................   $        171,241            $         123,602
                                                                       ===============             ================

* Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. Summary of Accounting Policies.

California Daily Tax Free Income Fund, Inc. (the "Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and California Tax Exempt Liquidity Fund ("Liquidity shares"). The Class A and Liquidity shares are subject to a service fee under the Shareholder Servicing Agreement that was entered into pursuant to the Distribution and Service Plans (each, a "Plan"). Pursuant to its Plan, the Liquidity shares are also subject to a distribution fee under its Distribution Agreement. The Class B shares are not subject to either of these fees. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to service and distribution fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Liquidity shares commenced on November 22, 2002 (formerly CIBC World Markets California Tax Exempt Fund shares; redesignated California Tax Exempt Liquidity Fund Shares on May 27, 2003). The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable, if any, income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to Class A and Liquidity shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the average daily net assets with respect to the Class A shares and a service fee of .25% with respect to the Liquidity shares. In addition, the Distributor receives .45% per annum in distribution fees of the Liquidity share's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan with respect only to Class A shares.

For the year ended December 31, 2003, the following fees were voluntarily waived by the Manager and Distributor:

Investment Management fees                          $   60,000
Administration fees                                 $   26,954
Shareholder servicing fees - Class A                $   38,218
Shareholder servicing fees - Liquidity shares       $  110,399
Distribution fees - Liquidity shares                $   91,134

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $97,833 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund. Included under the same caption are expense offsets of $1,634.

3. Capital Stock

At December 31, 2003, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $214,537,940. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                      Year                                 Year
Class A                                              Ended                                Ended
-------                                         December 31, 2003                    December 31, 2002
                                                -----------------                    -----------------
Sold...................................             482,289,964                          509,624,602
Issued on reinvestment of dividends....                 257,626                              850,333
Redeemed...............................           ( 480,843,259)                      (  533,650,846)
                                                   ------------                        -------------
Net increase (decrease)................               1,704,331                       (   23,175,911)
                                                   ============                        =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
3. Capital Stock (Continued)

                                                      Year                                 Year
Class B                                              Ended                                Ended
-------                                         December 31, 2003                    December 31, 2002
                                                -----------------                    -----------------
Sold...................................             137,386,338                          240,483,994
Issued on reinvestment of dividends....                  78,495                              185,527
Redeemed...............................           ( 146,738,475)                      (  235,620,876)
                                                   ------------                        -------------
Net (decrease) increase................           (   9,273,642)                           5,048,645
                                                   ============                        =============


                                                     Year                         November 22, 2002
                                                     Ended                  (Commencement of Offering) to
Liquidity shares                               December 31, 2003                  December 31, 2002
----------------                               -----------------                  -----------------
Sold...................................            214,979,048                         78,886,414
Issued on reinvestment of dividends....                 76,523                             25,714
Redeemed...............................         (  229,916,752)                    (   28,998,799)
                                                 -------------                      -------------
Net (decrease) increase................         (   14,861,181)                        49,913,329
                                                 =============                      =============

4. Tax Information

At December 31, 2003, the Fund had for federal income tax purposes, capital losses of $511,664, which may be carried forward to offset future capital gains. Such losses expire December 31, 2009.

At December 31, 2003, the undistributed tax-exempt income for income tax purposes amounted to $171,241.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 64% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
6. Financial Highlights

                                                                Year Ended December 31,
                                                  ----------------------------------------------------
Class A
-------                                            2003       2002       2001       2000        1999
                                                  ------     ------     -------    -------     ------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...........    $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00
                                                 -------    -------    -------    -------     -------
Income from investment operations:
    Net investment income....................      0.002      0.005      0.016      0.027       0.022
Less distributions:
    Dividends from net investment income         ( 0.002)   ( 0.005)   ( 0.016)   ( 0.027)    ( 0.022)
                                                  ------     ------     ------     ------      ------
Net asset value, end of year.................    $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00
                                                 =======    =======    =======    =======     =======
Total Return.................................      0.17%      0.55%      1.57%      2.75%       2.25%
Ratios/Supplemental Data
Net assets, end of year (000)................    $163,675   $161,935   $184,975   $198,530    $233,890
Ratios to average net assets:
  Expenses, net of fees waived (a)...........      0.84%      0.86%      0.79%      0.85%       0.86%
  Net investment income......................      0.19%      0.57%      1.60%      2.67%       2.23%
  Management and administration fees waived..      0.04%      0.14%      0.04%      0.00%       0.00%
  Shareholder servicing fees waived..........      0.02%      0.00%      0.00%      0.00%       0.00%
  Expenses paid indirectly...................      0.00%      0.00%      0.00%      0.00%       0.00%


                                                                Year Ended December 31,
                                                  ----------------------------------------------------
Class B
-------                                            2003       2002       2001       2000        1999
                                                  ------     ------     -------    -------     ------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...........    $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00
                                                 -------    -------    -------    -------     -------
Income from investment operations:
    Net investment income....................      0.004      0.008      0.018      0.030       0.025
Less distributions:
    Dividends from net investment income         ( 0.004)   ( 0.008)   ( 0.018)   ( 0.030)    ( 0.025)
                                                  ------     ------     ------     ------      ------
Net asset value, end of year.................    $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00
                                                 =======    =======    =======    =======     =======
Total Return.................................      0.39%      0.77%      1.79%      2.99%       2.49%
Ratios/Supplemental Data
Net assets, end of year......................    $ 15,526   $24,778    $19,729    $374,920    $206,604
Ratios to average net assets:
  Expenses, net of fees waived (a)...........      0.63%      0.64%      0.58%      0.62%       0.62%
  Net investment income......................      0.39%      0.78%      1.92%      2.97%       2.61%
  Management and administration fees waived..      0.04%      0.14%      0.04%      0.00%       0.00%
  Expenses paid indirectly...................      0.00%      0.00%      0.00%      0.00%       0.00%

(a)Includes expenses paid indirectly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY RAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
6. Financial Highlights (Continued)

                                                          Year                November 22, 2002
Liquidity shares                                          Ended         (Commencement of Offering) to
----------------                                    December 31, 2003         December 31, 2002
                                                    -----------------         -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.................    $  1.00                   $  1.00
                                                         --------                  --------
Income from investment operations:
    Net investment income............................       0.002                     0.000
Less distributions:
    Dividends from net investment income.............    (  0.002)                 (  0.000)
                                                          -------                   -------
Net asset value, end of period.......................    $  1.00                   $  1.00
                                                         ========                  ========
Total Return.........................................       0.17%                     0.04%(a)
Ratios/Supplemental Data
Net assets, end of period (000)......................    $ 34,997                  $ 49,822
Ratios to average net assets:
  Expenses, net of fees waived (b)...................       0.84%                     0.84%(c)
  Net investment income..............................       0.19%                     0.50%(c)
  Management and administration fees waived..........       0.04%                     0.14%(c)
  Shareholder servicing and distribution fees waived.       0.46%                     0.44%(c)
  Expenses paid indirectly...........................       0.00%                     0.00%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To The Board of  Directors  and  Shareholders
California  Daily Tax Free Income Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Daily Tax Free Income Fund, Inc. (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 6, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                                          Directors and Officers Information
                                                 December 31, 2003+

-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
                                                                                       Number of Portfolios       Other
                            Position(s)   Term of Office   Principal Occupation(s)        in Fund Complex     Directorships
     Name, Address1,         Held with    and Length of          During Past           Overseen by Director      held by
         and Age               Fund        Time Served             5 Years                  or Officer          Director
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
Disinterested Directors:
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Dr. W. Giles Mellon,       Director            1987       Professor Emeritus of       Director/Trustee of         N/A
 Age 72                                                    Business Administration     ten other portfolios
                                                           in the Graduate School of
                                                           Management, Rutgers
                                                           University, with which he
                                                           has been associated since
                                                           1966.
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
 Robert Straniere, Esq.,    Director            1987       Owner, Straniere Law Firm   Director/Trustee of   WPG Funds Group
 Age 62                                                    since 1980, NYS             ten other portfolios
                                                           Assemblyman since 1981 and
                                                           counsel at Fisher, Fisher
                                                           & Berger since 1995.
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Dr. Yung Wong,             Director            1987       Managing Director of        Director/Trustee of         N/A
 Age 65                                                    Abacus Associates, an       ten other portfolios
                                                           investment firm, since
                                                           1996.
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------

+ The Statement of Additional Information includes additional information about California Daily Tax Free Income Fund Inc. (the "Fund")
     directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================

                                              Directors and Officers Information
                                                 December 31, 2003+ (continued)

-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
                                                                                       Number of Portfolios      Other
                            Position(s)    Term of Office   Principal Occupation(s)        in Fund Complex    Directorships
     Name, Address1,         Held with     and Length of          During Past           Overseen by Director     held by
         and Age               Fund         Time Served             5 Years                  or Officer         Director
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Interested Directors/Officers:
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Steven W. Duff,             President and       1994       Manager and President of    Director/Trustee            N/A
Age 50                      Director2                      Reich & Tang Asset          and/or Officer of
                                                           Management, LLC ("RTAM,     fifteen other
                                                           LLC"), a registered         portfolios
                                                           Investment Advisor.
                                                           Associated with RTAM, LLC
                                                           since 1994.
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Richard De Sanctis,         Treasurer and       1992       Executive Vice President,   Officer of fifteen          N/A
Age 47                      Assistant                      CFO and Treasurer of        other portfolios
                            Secretary                      RTAM, LLC.  Associated
                                                           with RTAM, LLC since 1990.
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Molly Flewharty,            Vice President      1987       Senior Vice President of    Officer of fifteen          N/A
Age 52                                                     RTAM, LLC. Associated       other portfolios
                                                           with RTAM, LLC since 1977.
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Rosanne Holtzer,            Secretary and       1998       Senior Vice President of    Officer of fifteen          N/A
Age 39                      Assistant                      RTAM, LLC.  Associated      other portfolios
                            Treasurer                      with RTAM, LLC since 1986.

-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Dana E. Messina,            Vice President      1989       Executive Vice President    Officer of twelve           N/A
Age 47                                                     of RTAM, LLC.  Associated   other portfolios
                                                           with RTAM, LLC since 1980.
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------

+ The Statement of Additional Information includes additional information about California Daily Tax Free Fund Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA
DAILY
TAX FREE
INCOME
FUND, INC.

                         Annual Report
                       December 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020

CA12/03A
ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate."

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

                         FYE 12/31/03      FYE 12/31/02
4(a) Audit Fees          $21,600           $21,600
4(b) Audit Related Fees  $0                $0
4(c) Tax Fees            $3,000            $2,750
4(d) All Other Fees      $0                $0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None.

4(f) Not applicable.

4(g) $3,000 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2003. $2,750 and $17,600, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2002.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    RESERVED

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 10:   EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.

By (Signature and Title) /s/ Rosanne Holtzer
                             Rosanne Holtzer, Secretary
Date March 4, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Steven W. Duff
                             Steven W. Duff, President

Date March 4, 2004

By (Signature and Title) /s/ Richard DeSanctis
                             Richard DeSanctis, Treasurer
Date March 4, 2004